                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                       FORM 13F AMENDMENT No. 1 COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 1
                                               ---------
   This Amendment (Check only one.):    /X/ is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         AEW Capital Management, L.P.
                 -------------------------------
   Address:      Two Seaport Lane
                 -------------------------------
                 Boston, MA  02210-2021
                 -------------------------------

Form 13F File Number: 028-06538
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James J. Finnegan
         ------------------------------------------------
Title:   Vice President of AEW Capital Management, Inc.,
         General Partner of AEW Capital Management, L.P.
         ------------------------------------------------
Phone:   (617) 261-9324
         ------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ James J. Finnegan              Boston, Massachuetts    March 14, 2006
   -------------------------------    --------------------    --------------
           [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-1190                     Frank Russell Company
       ---------------          ------------------------------------

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      4
                                        --------------------

Form 13F Information Table Entry Total: 76
                                        --------------------

Form 13F Information Table Value Total: 4,839,734,000
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number     Name

    1         28-06536                 AEW Capital Management, Inc.
    2         28-10256                 AEW Management and Advisors, L.P.
    3         28-10257                 AEW Investment Group, Inc.
    4         28-06808                 IXIS Asset Management North America, L.P.

                           FORM 13F INFORMATION TABLE
             NAME OF REPORTING MANAGER: AEW CAPITAL MANAGEMENT, L.P.

                                                                                                              VOTING AUTHORITY
                                                VALUE      SH or    SH/ PUT/   INVESTMENT      OTHER    ----------------------------
   NAME OF ISSUER    TITLE OF CLASS   CUSIP    (X$1000)   PRN AMT   PRN Call   DISCRETION     MANAGERS     SOLE    SHARED    NONE
-------------------- -------------- --------- --------- ----------- --- ---- -------------- ----------- ---------- ------ ----------
AMB Property Corp    COM            00163T109    73,426   1,622,000  SH      Shared-Defined 01 02 03 04  1,214,800      -    407,200
Apartment Invt &
 Mgmt                COM            03748r101    36,991   1,064,800  SH      Shared-Defined 01 02 03 04    794,400      -    270,400
Archstone-Smith
 Trust               COM            039583109   211,448   5,320,702  SH      Shared-Defined 01 02 03 04  3,999,202      -  1,321,500
Arden Realty         COM            039793104    12,552     304,000  SH      Shared-Defined 01 02 03 04    280,000      -     24,000
Avalon Bay
 Communities         COM            053484101   242,269   2,872,500  SH      Shared-Defined 01 02 03 04  2,148,000      -    724,500
Biomed Realty Trust
 Inc.                COM            09063H107    31,832   1,395,400  SH      Shared-Defined 01 02 03 04  1,122,900      -    272,500
Boston Properties
 Inc.                COM            101121101   295,541   4,191,800  SH      Shared-Defined 01 02 03 04  3,137,600      -  1,054,200
Brandywine Realty
 Trust               COM            105368203    68,399   2,560,000  SH      Shared-Defined 01 02 03 04  2,022,600      -    537,400
Brookfield
 Properties          COM            112900105    76,548   2,948,900  SH      Shared-Defined 01 02 03 04  2,155,400      -    793,500
Camden Property
 Trust               COM            133131102   155,492   2,815,700  SH      Shared-Defined 01 02 03 04  2,178,900      -    636,800
CarrAmerica Realty   COM            144418100    25,567     780,600  SH      Shared-Defined 01 02 03 04    655,600      -    125,000
Cedar Shopping
 Centers             COM            150602209     7,387     525,000  SH      Shared-Defined 01 02 03 04    525,000      -          -
Commercial Net Lease COM            202218103     5,539     271,900  SH      Shared-Defined 01 02 03 04    271,900      -          -
Corporate Office
 Properties          COM            22002t108    29,132     887,800  SH      Shared-Defined 01 02 03 04    681,400      -    206,400
Correctional Prop
 Trust               COM            22025e104       551      20,500  SH      Shared-Defined 01 02 03 04     20,500      -          -
Developers
 Diversified         COM            251591103   104,422   2,417,700  SH      Shared-Defined 01 02 03 04  1,837,700      -    580,000
Duke Realty Corp.    COM            264411505    35,755   1,167,500  SH      Shared-Defined 01 02 03 04    868,000      -    299,500
Eastgroup Properties COM            277276101    12,622     279,500  SH      Shared-Defined 01 02 03 04    279,500      -          -
Entertainment Pptys
 Tr                  COM            29380T105     8,639     212,000  SH      Shared-Defined 01 02 03 04    212,000      -          -
Equity Lifestyle
 Properties          COM            29472R108       979      22,000  SH      Shared-Defined 01 02 03 04                 -     22,000
Equity Office
 Properties          COM            294741103    51,980   1,843,800  SH      Shared-Defined 01 02 03 04  1,421,500      -    422,300
Equity One Inc.      COM            294752100     4,649     201,100  SH      Shared-Defined 01 02 03 04    201,100      -          -
Equity Residential   COM            29476L107   213,188   5,758,600  SH      Shared-Defined 01 02 03 04  4,341,000      -  1,417,600
Extra Space Storage
 Inc.                COM            30225T102    12,910     903,700  SH      Shared-Defined 01 02 03 04    707,000      -    196,700
Federal Realty Invs
 Trust               COM            313747206   137,736   2,374,000  SH      Shared-Defined 01 02 03 04  1,763,000      -    611,000
First Potomac Realty
 Trust               COM            33610F109    20,115     801,500  SH      Shared-Defined 01 02 03 04    665,600      -    135,900
GMH Communications   COM            36188G102     3,722     240,000  SH      Shared-Defined 01 02 03 04    240,000      -          -
General Growth Prop  COM            370021107   164,066   3,679,500  SH      Shared-Defined 01 02 03 04  2,738,500      -    941,000
Glenborough Realty
 Trust               COM            37803p105     2,697     149,000  SH      Shared-Defined 01 02 03 04    149,000      -          -
Glimcher Realty
 Trust               COM            379302102     6,275     258,000  SH      Shared-Defined 01 02 03 04    258,000      -          -

                           FORM 13F INFORMATION TABLE
             NAME OF REPORTING MANAGER: AEW CAPITAL MANAGEMENT, L.P.

                                                                                                              VOTING AUTHORITY
                                                VALUE      SH or    SH/ PUT/   INVESTMENT      OTHER    ----------------------------
   NAME OF ISSUER    TITLE OF CLASS   CUSIP    (X$1000)   PRN AMT   PRN Call   DISCRETION     MANAGERS     SOLE    SHARED    NONE
-------------------- -------------- --------- --------- ----------- --- ---- -------------- ----------- ---------- ------ ----------
HRPT Properties
 Trust               COM            40426W101    12,006   1,160,000  SH      Shared-Defined 01 02 03 04  1,160,000      -          -
Health Care Pptys
 Invest Inc.         COM            421915109     6,237     244,000  SH      Shared-Defined 01 02 03 04    244,000      -          -
Health Care Reit
 Inc.                COM            42217k106       119       3,500  SH      Shared-Defined 01 02 03 04      3,500      -          -
Healthcare Realty
 Trust Inc.          COM            421946104    55,857   1,716,400  SH      Shared-Defined 01 02 03 04  1,538,900      -    177,500
Heritage Property
 Investment          COM            42725M107    11,556     346,000  SH      Shared-Defined 01 02 03 04    346,000      -          -
Highwoods Properties COM            431284108    68,149   2,549,000  SH      Shared-Defined 01 02 03 04  2,084,600      -    464,400
Hilton Hotels Corp.  COM            432848109   117,298   5,109,400  SH      Shared-Defined 01 02 03 04  3,786,100      -  1,323,300
Hospitality
 Properties          COM            44106m102    26,298     693,300  SH      Shared-Defined 01 02 03 04    565,300      -    128,000
Host Marriott Corp.  COM            44107P104   172,674   9,628,900  SH      Shared-Defined 01 02 03 04  7,267,100      -  2,361,800
ISTAR Financial Inc  COM            45031U101    48,388   1,431,800  SH      Shared-Defined 01 02 03 04  1,218,400      -    213,400
Kilroy Realty Corp.  COM            49427f108    69,668   1,167,500  SH      Shared-Defined 01 02 03 04    951,500      -    216,000
Kimco Realty Corp.   COM            49446r109    66,900   2,276,400  SH      Shared-Defined 01 02 03 04  1,679,800      -    596,600
Kite Realty Group    COM            49803T102    16,214   1,155,600  SH      Shared-Defined 01 02 03 04    827,900      -    327,700
Lexington Corporate
 Pptys               COM            529043101     5,538     260,000  SH      Shared-Defined 01 02 03 04    260,000      -          -
Liberty Property
 Trust               COM            531172104   249,288   6,056,700  SH      Shared-Defined 01 02 03 04  4,640,600      -  1,416,100
Macerich Company
 (the)               COM            554382101    33,073     518,500  SH      Shared-Defined 01 02 03 04    441,300      -     77,200
Mack Cali Realty
 Corp                COM            554489104    18,014     417,000  SH      Shared-Defined 01 02 03 04    417,000      -          -
Mid-America
 Apartment           COM            59522j103     6,790     140,000  SH      Shared-Defined 01 02 03 04    140,000      -          -
Mills Corp.          COM            601148109    14,000     368,800  SH      Shared-Defined 01 02 03 04    264,300      -    104,500
Municipal Mortgage
 and Equity          COM            62624B101     3,875     150,000  SH      Shared-Defined 01 02 03 04    150,000      -          -
Omega Healthcare
 Investors           COM            681936100    25,244   2,005,100  SH      Shared-Defined 01 02 03 04  1,874,600      -    130,500
PS Business Parks
 Inc                 COM            69360j107    32,994     733,200  SH      Shared-Defined 01 02 03 04    551,600      -    181,600
Pan Pacific Retail   COM            69806L104    69,907   1,129,500  SH      Shared-Defined 01 02 03 04    881,800      -    247,700
Plum Creek Timber
 Co.                 COM            729251108    13,955     387,100  SH      Shared-Defined 01 02 03 04    287,100      -    100,000
Prentiss Properties  COM            740706106   112,037   2,884,600  SH      Shared-Defined 01 02 03 04  2,137,900      -    746,700
Primaris Retail REIT COM            74157U109     5,596     400,000  SH      Shared-Defined 01 02 03 04    400,000      -          -
Prologis Trust       COM            743410102   290,022   6,564,670  SH      Shared-Defined 01 02 03 04  4,911,670      -  1,653,000
Public Storage Inc.  COM            74460d109   146,390   2,291,700  SH      Shared-Defined 01 02 03 04  1,640,700      -    651,000
Ramco Gershenson
 Properties          COM            751452202     4,637     174,000  SH      Shared-Defined 01 02 03 04    174,000      -          -
Realty Income Corp   COM            756109104    14,261     659,600  SH      Shared-Defined 01 02 03 04    614,100      -     45,500
Regency Centers Corp.COM            758849103   143,926   2,554,000  SH      Shared-Defined 01 02 03 04  1,905,200      -    648,800

                           FORM 13F INFORMATION TABLE
             NAME OF REPORTING MANAGER: AEW CAPITAL MANAGEMENT, L.P.

                                                                                                              VOTING AUTHORITY
                                                VALUE      SH or    SH/ PUT/   INVESTMENT      OTHER    ----------------------------
   NAME OF ISSUER    TITLE OF CLASS   CUSIP    (X$1000)   PRN AMT   PRN Call   DISCRETION     MANAGERS     SOLE    SHARED    NONE
-------------------- -------------- --------- --------- ----------- --- ---- -------------- ----------- ---------- ------ ----------
Senior Housing
 Properties Trus     COM            81721M109    11,874     702,200  SH      Shared-Defined 01 02 03 04    702,200      -          -
Shurgard Storage
 Ctrs                COM            82567d104    30,034     576,100  SH      Shared-Defined 01 02 03 04    434,600      -    141,500
Simon Property Group COM            828806109   364,989   5,022,000  SH      Shared-Defined 01 02 03 04  3,778,000      -  1,244,000
Spirit Finance Corp. COM            848568309    10,350     990,800  SH      Shared-Defined 01 02 03 04    730,800      -    260,000
Starwood Hotels &
 Resorts             COM            85590A203    59,601   1,095,300  SH      Shared-Defined 01 02 03 04    744,800      -    350,500
Strategic Hotel
 Capital             COM            86272T106    11,751     626,500  SH      Shared-Defined 01 02 03 04    481,100      -    145,400
Sun Communities Inc. COM            866674104     5,922     188,600  SH      Shared-Defined 01 02 03 04    144,100      -     44,500
Tanger Factory
 Outlets             COM            875465106     4,139     144,000  SH      Shared-Defined 01 02 03 04    144,000      -          -
Taubman Centers Inc. COM            876664103    79,265   2,468,000  SH      Shared-Defined 01 02 03 04  1,891,900      -    576,100
Trizec Properties
 Inc                 COM            89687P107   104,802   4,788,800  SH      Shared-Defined 01 02 03 04  3,357,500      -  1,431,300
Trustreet Properties COM            898404108     4,386     300,000  SH      Shared-Defined 01 02 03 04    300,000      -          -
United Dominion
 Realty              COM            910197102    47,358   2,177,400  SH      Shared-Defined 01 02 03 04  1,746,400      -    431,000
Urstadt Biddle -
 Class A             COM            917286205     2,838     175,100  SH      Shared-Defined 01 02 03 04    175,100      -          -
Ventas Inc.          COM            92276F100     6,404     200,000  SH      Shared-Defined 01 02 03 04    200,000      -          -
Vornado Realty
 Trust.              COM            929042109   182,682   2,303,600  SH      Shared-Defined 01 02 03 04  1,715,800      -    587,800
Column Totals                                 4,839,734 124,824,172                                     96,801,372      - 28,022,800